PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:
Computers and peripheral equipment	$58,995	$53,937
Office furniture and equipment	7,742	7,332
Building	60,180	46,707
Leasehold improvements	10,554	8,769

	137,471	116,745
Accumulated depreciation	75,612	68,053

Property and equipment, net	$61,859	$48,692